Summary of Significant Accounting Policies (Details) - Schedule of Total Operating Revenue - Credit Concentration Risk [Member]	12 Months Ended
	Nov. 30, 2023 HKD ($)	Nov. 30, 2023 USD ($)	Nov. 30, 2022 HKD ($)	Nov. 30, 2021 HKD ($)
Revenue [Member] | Customer A [Member]
Schedule of Total Operating Revenue [Line Items]
Total operating revenue (in Dollars and Dollars)	$ 3,300,000	$ 422,562	$ 3,300,000	$ 3,025,000
Total operating revenue, percentage	16.00%	16.00%	23.00%	13.00%
Revenue [Member] | Customer B [Member]
Schedule of Total Operating Revenue [Line Items]
Total operating revenue (in Dollars and Dollars)				$ 3,000,000
Total operating revenue, percentage				13.00%
Revenue [Member] | Customer C [Member]
Schedule of Total Operating Revenue [Line Items]
Total operating revenue (in Dollars and Dollars)				$ 2,831,250
Total operating revenue, percentage				13.00%
Revenue [Member] | Customer D [Member]
Schedule of Total Operating Revenue [Line Items]
Total operating revenue (in Dollars and Dollars)				$ 2,580,000
Total operating revenue, percentage				11.00%
Revenue [Member] | Customer [Member]
Schedule of Total Operating Revenue [Line Items]
Total operating revenue (in Dollars and Dollars)	$ 3,300,000	$ 422,562	$ 3,300,000	$ 11,436,250
Total operating revenue, percentage	16.00%	16.00%	23.00%	50.00%
Accounts Receivable [Member] | Customer [Member]
Schedule of Total Operating Revenue [Line Items]
Total operating revenue (in Dollars and Dollars)	$ 2,900,000	$ 371,343	$ 1,900,000
Total operating revenue, percentage	38.00%	38.00%	71.00%
Accounts Receivable [Member] | Customer A [Member]
Schedule of Total Operating Revenue [Line Items]
Total operating revenue (in Dollars and Dollars)	$ 2,900,000	$ 371,343	$ 1,500,000
Total operating revenue, percentage	38.00%	38.00%	56.00%
Accounts Receivable [Member] | Customer B [Member]
Schedule of Total Operating Revenue [Line Items]
Total operating revenue (in Dollars and Dollars)			$ 400,000
Total operating revenue, percentage			15.00%